UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number: 811-2481

CAPITAL CASH MANAGEMENT TRUST

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/19

Date of reporting period: 06/30/20

FORM N-CSRS

ITEM 1.   REPORTS TO STOCKHOLDERS.

CAPITAL CASH MANAGEMENT TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2020

CAPITAL CASH MANAGEMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

Cash and Net Assets - 100.0%	$1,001

SHARES OF BENEFICIAL INTEREST:

Shares outstanding (unlimited number of $0.01 par value shares authorized)	1,001

Net Asset Value Per Share	$1.00

NET ASSETS CONSIST OF:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$10
Additional paid-in capital	1,006
Accumulated net realized loss on investments	(15)

$1,001

See accompanying notes to financial statements.

CAPITAL CASH MANAGEMENT TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2020 (Unaudited)

The Trust had no operations during the period.

See accompanying notes to financial statements.

CAPITAL CASH MANAGEMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
The Trust had no operations during the periods shown.
NET ASSETS:

Beginning of period	$1,001	$1,001

End of period	$1,001	$1,001

See accompanying notes to financial statements.

CAPITAL CASH MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2020 (Unaudited)

Note A - Capital Cash  Management  Trust (the "Trust") is a  Massachusetts  business trust  established on August 20, 1976 as a successor to the  money-market  fund, the  STCM  Corporation,  which  commenced  operations  on  July 8,  1974.  It is registered under the Investment Company Act of 1940 (the “1940 Act") as an open-end investment company.  The Fund ceased operations on December 2, 2003 inasmuch as all shares outstanding, except for 1,001 shares owned by Aquila Management Corporation (which have been subsequently transferred to its wholly-owned subsidiary, Aquila Investment Management LLC) were redeemed by shareholders. Although the Trust is not conducting a public offering of its shares, it will continue to exist as a Massachusetts Business Trust and maintain its registration as an investment company.

On December 4, 2003, the Board of Trustees approved a change in the Trust’s fiscal year end from June 30th to December 31st.

Note B - Since inception, the Trust has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies.  The Trust made distributions of income and securities gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Note C – Aquila Investment Management LLC has agreed to pay all operating expenses of the Trust.

Proxy Voting Record (unaudited) As the Trust has ceased operations, the Trust had no portfolio securities.  Therefore, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended  June 30, 2020 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

CAPITAL CASH MANAGEMENT TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Six
Months
Ended
	June 30, 2020*	Year Ended December 31,
	(Unaudited)	2019*	2018*	2017*	2016*	2015*
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income from investment operations:
Net investment income	–	–	–	–	–	–
Less distributions:
Dividends from net investment income	–	–	–	–	–	–
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return	–	–	–	–	–	–
Ratios/supplemental data
Net assets, end of period (in thousands)	$1	$1	$1	$1	$1	$1
Ratio of expenses to average net assets	–	–	–	–	–	–
Ratio of net investment income to average net assets	–	–	–	–	–	–

*   The Trust had no operations during the period.

See accompanying notes to financial statements

Your Trust’s Expenses (unaudited)

As a Fund shareholder, you may incur ongoing costs, including management fees and other Trust expenses.  The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The table below assumes a $1,000 investment held for the six months indicated.

Actual Trust Expenses

The table provides information about actual account values and actual expenses.  You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period.  To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds.  To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown on the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds.  In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
Share	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/01/20 – 6/30/20	Ending Account Value 1/01/20	Expenses Paid During Period 1/01/20 – 6/30/20	Net Annualized Expense Ratio
Single Class	$1,000	$1,000	$0.00	$1,025	$0.00	0%

1)   The Trust did not have any operations during the period.

2)   The Trust did not incur any expenses during the period (note C).

ITEM 2.   CODE OF ETHICS.

Not applicable

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.   INVESTMENTS.

(a)       Schedule I – Included in Item 1 above

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)

Evaluation of Disclosure Controls and Procedures.     The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that the information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant has carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)

Change in Internal Controls.     There have been no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

ITEM 12.   DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESMENT COMPANIES.

Not applicable.

ITEM 13.   EXHIBITS.

(a)(1)	Not applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 for each Principal Executive and Principal Financial Officer of the Registrant

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of for each Principal Executive and Principal Financial Officer of the Registrant

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CAPITAL CASH MANAGEMENT TRUST

By:   /s/ Diana P. Herrmann

Chair, Trustee and President

September   2, 2020

By:   /s/ Joseph P. DiMaggio

Chief Financial Officer and Treasurer

September   2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Diana P. Herrmann

Diana P. Herrmann

Chair, Trustee and President

September  2, 2020

By:    /s/ Joseph P. DiMaggio

Joseph P. DiMaggio

Chief Financial Officer and Treasurer

September   2, 2020